Stockholders' equity and dividend payment	12 Months Ended
Dec. 31, 2022
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 – Stockholders’ equity and dividend payment

Stockholders’ equity

(Dollars in thousands, except per share data)	Common stock
Issued at December 31, 2020	170,798,328
Restricted stock issued	841,696
Retirement of treasury shares	(5,513,254)
Issued at December 31, 2021	166,126,770
Restricted stock issued	852,948
Retirement of treasury shares	(4,326,379)
Issued at December 31, 2022	162,653,339
Par value	$0.01
Number of shares authorized for issue at December 31, 2022	250,000,000

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases

In 2022, the Company purchased 4,326,379 of its own shares in the open market for an aggregate consideration of $24.8 million, at an average price of $5.71 per share. All shares were retired upon receipt. In 2021, the Company purchased 5,513,254 of its own shares in the open market for an aggregate consideration of $32.2 million, at an average price of $5.82 per share. All shares were retired upon receipt. In 2020, the Company did not repurchase or retire any shares of common stock.

Dividend payments

Dividend payments as of December 31, 2022:		Per share
Payment date:	Total payment	Common
February 24, 2022	$3.3 million	$0.02
May 26, 2022	$3.3 million	$0.02
August 30, 2022	$6.5 million	$0.04
November 29, 2022	$6.5 million	$0.04
Total payments as of December 31, 2022	$19.7 million	$0.12

Dividend payments as of December 31, 2021:		Per share
Payment date:	Total payment	Common
February 25, 2021	$8.6 million	$0.05
May 26, 2021	$6.8 million	$0.04
August 26, 2021	$3.3 million	$0.02
November 23, 2021	$3.3 million	$0.02
Total payments as of December 31, 2021	$22.1 million	$0.13

Dividend payments as of December 31, 2020:		Per share
Payment date:	Total payment	Common
February 25, 2020	$47.0 million	$0.32
May 26, 2020	$51.5 million	$0.35
September 2, 2020	$82.0 million	$0.48
November 25, 2020	$34.2 million	$0.20
Total payments as of December 31, 2020	$214.7 million	$1.35

Refer to Note 18 for the dividend paid after the reporting date.